Annual Total Returns- Vanguard Long-Term Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Long-Term Bond Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.24%	8.63%	(9.01%)	19.87%	(3.37%)	6.51%	10.87%	(4.41%)	19.12%	16.25%